Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and cash equivalents	$ 75	$ 381	$ 3,200
Restricted cash, current			100
Restricted cash, non-current			750
Cash, cash equivalents, restricted cash and restricted cash equivalents		$ 381	$ 4,050